Shareholders Equity (Details) - Schedule of Share Options and Their Weighted Average Exercise Price	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Schedule of Share Options and Their Weighted Average Exercise Price [Abstract]
Number of options, Beginning | shares	27,002,200
Weighted average exercise price, Beginning | $ / shares	$ 0.13
Weighted average remaining contractual terms, Beginning	7 years 1 month 20 days
Aggregate intrinsic value, Beginning | $
Number of options, Grants | shares	15,500,000
Weighted average exercise price, Grants | $ / shares	$ 0.01
Number of options, Forfeited/expired | shares	(25,200)
Weighted average exercise price, Forfeited/expired | $ / shares	$ 4.05
Number of options, Ending | shares	42,477,000
Weighted average exercise price, Ending | $ / shares	$ 0.08
Weighted average remaining contractual terms, Ending	7 years 9 months 29 days
Aggregate intrinsic value, Ending | $
Number of options, Vested and expected to vest | shares	42,477,000
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 0.08
Weighted average remaining contractual terms, Vested and expected to vest	7 years 9 months 29 days
Aggregate intrinsic value, Vested and expected to vest | $
Number of options, Exercisable | shares	14,217,625
Weighted average exercise price, Exercisable | $ / shares	$ 0.17
Weighted average remaining contractual terms, Exercisable	6 years 7 months 9 days
Aggregate intrinsic value, Exercisable | $